SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 10:-     SELECTED STATEMENTS OF OPERATIONS DATA

a.        The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see also Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.        The following table present total revenues for the years ended December 31, 2014, 2013 and 2012 and long-lived assets as of December 31, 2014, 2013 and 2012:

  Revenues from sales to unaffiliated customers:

	Year ended December 31,
	2014	2013	2012

North America	$1,922	$1,687	$3,850
Europe	3,189	4,044	2,970
Asia (Excluding Philippines)	847	435	1,534
Philippines	3,544	3,173	1,292
South America (Excluding Brazil)	4,235	4,579	2,848
Brazil	6,448	5,469	1,896
Other (Including Israel)	3,451	1,095	1,396

	$23,636	$20,482	$15,786

2.       Property and equipment, net, by geographic areas:

	Year ended December 31,
	2014	2013	2012

Israel	$151	$213	$222
Other	49	40	46

	$200	$253	$268

3.       Major customer data as a percentage of total revenues:

In 2014, the Company had three customers in the Brazil, Philippines and Israel that amounted 22.2%, 14.9% and 11.7%, respectively, of the total consolidated revenues. In 2013, the Company had two customers in the Philippines and Brazil that amounted 15.5% and 10.7%, respectively, of the total consolidated revenues. During 2012, the Company did not have any customer that amounted to more than 10% of the total respective consolidated revenues.

c.        Financial expenses, net:

	Years ended December 31,
	2014	2013	2012

Financial Income:
Interest income	$170	$49	$15
Foreign currency exchange gain	193	36	77

	363	85	92

Financial expenses:
Interest and bank charges	(40)	(117)	(108)
Foreign currency exchange gain	(655)	(259)	(298)

	(695)	(376)	(406)

	$(332)	$(291)	$(314)

d.        Net income (loss) per share:

The following table sets forth the computation of basic and diluted net income (loss) per share:

	Years ended December 31,
	2014	2013	2012

Numerator:

Numerator for basic net income (loss) per share	$726	$(1,420)	$(5,987)

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	-	-

Numerator for dilutive net income (loss) per share	$726	$(1,420)	$(5,987)

Denominator:

Denominator for dilutive net income (loss) per share - weighted average number of ordinary share	8,088,974	7,340,056	6,442,068

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	503,413	-	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of ordinary share	8,592,387	7,340,056	6,442,068